Share - Based Compensation 3 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Stock Options and Stock Appreciation Rights [ Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of year, Shares	1,228
Granted, Shares	218
Exercised, Shares	(349)
Forfeited, Shares	(17)
Outstanding, end of year, Shares	1,080
Exercisable at end of year, Shares	654
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of year, Weighted-Average Exercise Price	$ 24.68
Granted, Weighted-Average Exercise Price	$ 41.71
Exercised, Weighted-Average Exercise Price	$ 22.22
Forfeited, Weighted-Average Exercise Price	$ 31.56
Outstanding, end of year, Weighted-Average Exercise Price	$ 28.79
Exercisable at end of year, Weighted-Average Exercise Price	$ 25.47